Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,638,363	$ 1,705,325	$ 3,189,216
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,135,000	4,091,000	2,450,000
Depreciation	841,281	911,858	902,435
Amortization and accretion	477,965	237,174	529,146
Deferred taxes	212,455	254,886	732,824
Stock-based compensation expense	60,333	57,000	61,154
Excess tax benefit (expense) related to stock-based compensation	0	0	13,667
Gain on sale of foreclosed real estate and loans, net	(674,662)	(939,992)	(981,048)
Provision for impairment of securities available-for-sale	0	0	23,343
Provision for impairment of title plant	196,000	0	0
Foreclosed real estate impairment	556,447	479,045	518,136
(Gain) loss on sale of investments	(135,754)	(7,652)	(362,560)
Increase in value of bank-owned life insurance	(235,708)	(244,183)	(249,810)
Proceeds from sales of loans held for sale	35,599,684	51,365,870	70,576,019
Originations of loans held for sale	(36,234,103)	(49,398,346)	(70,204,005)
Change in assets and liabilities:
Accrued interest receivable	131,525	113,678	228,814
Prepaid expenses and other assets	1,123,444	(327,902)	(2,525,187)
Accrued expenses and other liabilities	63,835	(1,440,538)	(8,113)
Net cash provided by operating activities	6,756,105	6,857,223	4,894,031
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	18,474,837	31,774,842	35,145,907
Purchase of loans	0	0	(14,762,234)
Proceeds from redemption of restricted equity securities	1,320,700	1,119,700	814,300
Purchase of restricted equity securities	(1,426,700)	(212,200)	(46,600)
Procceeds from maturities on investments in certificates of deposits	11,046,000	3,984,000	0
Purchase of investments in certificates of deposit	(1,988,000)	(16,673,000)	0
Proceeds from sale of securities available-for-sale	3,379,805	207,732	9,071,720
Proceeds from maturities and calls of securities available-for-sale	16,073,021	14,554,417	6,688,029
Purchase of securities available-for-sale	(37,590,502)	(40,638,953)	(15,744,778)
Purchase of premises, equipment and rental real estate	(833,455)	(428,298)	(557,198)
Net proceeds from sale of foreclosed real estate	4,594,928	1,050,689	1,589,062
Net cash provided by (used in) investing activities	13,050,634	(5,261,071)	22,198,208
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	11,017,823	15,019,844	(15,356,865)
Net increase (decrease) in advances from borrowers for taxes and insurance	240,746	35,640	(130,968)
Proceeds from other borrowed funds	5,500,000	7,250,000	8,500,000
Payments of other borrowed funds	(29,000,000)	(24,500,000)	(24,348,915)
Redemption of preferred stock	(10,200,000)	0	0
Proceeds from issuance of common stock, preferred stock and common stock warrant	41,180	0	10,230,000
Excess tax benefit (expense) related to stock-based compensation	0	0	(13,667)
Common and preferred dividends paid	(605,214)	(563,998)	(487,298)
Net cash (used in) financing activities	(23,005,465)	(2,758,514)	(21,607,713)
Net change in cash and cash equivalents	(3,198,726)	(1,162,362)	5,484,526
Beginning	20,603,808	21,766,170	16,281,644
Ending	17,405,082	20,603,808	21,766,170
Cash payments for:
Interest	5,829,327	7,914,981	10,604,172
Income taxes paid (refunds), net	(622,786)	1,648,352	141,162
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Transfer of loans to foreclosed real estate	$ 2,323,696	$ 4,441,523	$ 2,646,583